Convertible Instruments and Accrued Interest - Convertible Note - April 2, 2021 Note and April 23, 2021 Note Extensions (Details) - USD ($)	1 Months Ended
	Apr. 30, 2025	Apr. 30, 2023
April 2, 2021 Note and April 23, 2021 Note Extensions
Debt Instrument
Debt instrument, extended term	1 year	2 years
Extension fees percentage	6.00%	2.50%
Specified monthly redemption amount	$ 750,000
Number of days average of share prices	5
Convertible Note - April 2, 2021 Note
Debt Instrument
Debt instrument increase in debt		$ 300,000
Convertible Note - April 23, 2021 Note
Debt Instrument
Debt instrument increase in debt		$ 900,000